Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Amount due from related parties

Name of related party	Relationship	Nature	As of March 31, 2026	As of March 31, 2025

Epicsoft Ventures Ltd	Common shareholders	Reimbursement of business expenses	$-	$426
SEGA Corporation	Shareholder of the Company	Recoupable advertising fee receivable	-	377,904
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Director loan, interest free, no maturity date	164,292	8,873
Jianhao Tan Brand Ventures Pte Ltd	Tan Jian Hao, the shareholder of JHTB Venture, the CEO of Titan Digital	Expenses paid on behalf	-	5,131
Total			$164,292	$392,334

Prepayment, a related party

Name of related party	Relationship	Nature	As of March 31, 2026	As of March 31, 2025

Nekcom Inc	Equity securities investee	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date	$5,000,000	$3,000,000

 Accounts payable, a related party

Name of related party	Relationship	Nature	As of March 31, 2026	As of March 31, 2025

SEGA Corporation	Shareholder of the Company	Purchase	$4,293,316	$4,567,337

Amount due to related parties

Name of related party	Relationship	Nature	As of March 31, 2026	As of March 31, 2025

Choo See Wee (“Jacky”)	Chairman of the Company	Loan from Director, interest fee and repayable on demand, Director fee payable	$823,864	$12,293
Tan Jian Hao	Shareholder of the Company	Loan from Director, interest fee and repayable on demand, compensation payable	188,087	56,127
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	14,539	197,885
Shaun Amah Gozo-Hill	Minority Shareholder of 2Game, Director of 2Game Dubai	Consideration payable for 10% controlling interest in 2Game	6,450	197,885
Wong Wan Ping Mario	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	-	197,885
Debbie Soon Rui Yi	Director of Starry Jewelry	Expenses paid on behalf	-	743
Shaun Amah Gozo-Hill	Minority Shareholder of 2Game, Director of 2Game Dubai	Expenses paid on behalf	10,009	20,520
Total			$1,042,949	$683,338

Revenue from a related party

Name of Related Party	Relationship	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024

SEGA Corporation	Shareholder of the Company	$114,094	$1,244,899	$42,477
Jianhaotan Brand Ventures Pte Ltd	Tan Jian Hao, who is a shareholder of this entity and serves as the Chief Executive Officer of Titan Digital	4,655	264,506	-
Total		$118,749	$1,509,405	$42,477

Cost of revenue from related parties

Name of related party	Relationship	Nature	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024

SEGA Corporation	Shareholder of the Company	Purchase of console game	$11,501,519	$15,596,454	$17,578,879
Tan Jian Hao	CEO of Titan Digital	Content creation for social media advertising	1,291	237,311	667,336
Total			$11,502,810	$15,833,765	$18,246,215